Contingent Compensation (Details)	1 Months Ended		12 Months Ended
	Jun. 30, 2022 shares	Apr. 30, 2019 USD ($) shares	Dec. 31, 2021 USD ($) $ / shares	Sep. 30, 2022 USD ($) $ / shares	Dec. 31, 2020 USD ($) $ / shares	Sep. 30, 2020 $ / shares	Dec. 31, 2019 USD ($)	Apr. 30, 2019 € / shares
Disclosure in Entirety of Contingent Consideration [Line Items]
Common stock par or stated value per share | $ / shares			$ 0.00001	$ 0.00001	$ 0.00001	$ 0.00001
Settlement Of Contingent Consideration Liability [Member]
Disclosure in Entirety of Contingent Consideration [Line Items]
Deferrred compensation share based arrangements liability current				$ 44,000
Stock issued during period shares new issues | shares	2,919,582
Call and Put Option [Member]
Disclosure in Entirety of Contingent Consideration [Line Items]
Contingent compensation current payable in cash			$ 233,000
Call and Put Option [Member] | Accrued Liabilities [Member]
Disclosure in Entirety of Contingent Consideration [Line Items]
Deferrred compensation share based arrangements liability current			5,087,000	44,000	$ 7,078,000		$ 6,336,000
Call and Put Option [Member] | Other Noncurrent Liabilities [Member]
Disclosure in Entirety of Contingent Consideration [Line Items]
Deferred compensation share based arrangements liability non current			1,000,000		1,963,000
Drivy [Member]
Disclosure in Entirety of Contingent Consideration [Line Items]
Business combination percentage of voting interests acquired		100.00%
Business combination consideration transferred one		$ 155,607,000
Payment to acquire business gross		99,317,000
Stock issued during period, value, Acquisitions		56,290,000
Debt instrument collateral amount		$ 10,000,000
Drivy [Member] | Cash Bonus Agreement [Member] | Key Employees [Member]
Disclosure in Entirety of Contingent Consideration [Line Items]
Short term retention bonus payable			750,000		1,417,000
Drivy [Member] | Call and Put Option [Member]
Disclosure in Entirety of Contingent Consideration [Line Items]
Business combination step acquistion equity interest in acquiree percentage		81.00%
Percentage of remaining equity interest to be acquired		19.00%
Period over which the remaining equity interest is to be acquired		3 years
Option indexed to equity settlement alternative share at fair value | shares		2,919,582
Number of remaining shares of acquiree based on which the share settlement is to be made | shares		37,971
Deferred compensation share based arrangements liability non current			1,963,000
Option contract indexed to equity settlement share fair value			3,620,000	3,620,000	1,193,000
Drivy [Member] | Call and Put Option [Member] | Early Termination of Employees [Member]
Disclosure in Entirety of Contingent Consideration [Line Items]
Payment of deferred compensation liability in cash			12,177,000
Drivy [Member] | Call and Put Option [Member] | Cash Bonus Agreement [Member] | Key Employees [Member]
Disclosure in Entirety of Contingent Consideration [Line Items]
Short term retention bonus payable			750,000	750,000
Drivy [Member] | Call and Put Option [Member] | Accrued Liabilities [Member]
Disclosure in Entirety of Contingent Consideration [Line Items]
Deferrred compensation share based arrangements liability current			$ 5,087,000	$ 44,000	7,078,000
Drivy [Member] | Call and Put Option [Member] | Other Noncurrent Liabilities [Member]
Disclosure in Entirety of Contingent Consideration [Line Items]
Deferred compensation share based arrangements liability non current					$ 1,963,000
Drivy [Member] | Call and Put Option [Member] | Settlable in Cash [Member]
Disclosure in Entirety of Contingent Consideration [Line Items]
Proportion of remaning equity interest		0.1102
Drivy [Member] | Call and Put Option [Member] | Settlable in Shares [Member]
Disclosure in Entirety of Contingent Consideration [Line Items]
Proportion of remaning equity interest		0.0798
Drivy [Member] | Call Option [Member]
Disclosure in Entirety of Contingent Consideration [Line Items]
Common stock par or stated value per share | € / shares								€ 0.01
Drivy [Member] | Put Option [Member]
Disclosure in Entirety of Contingent Consideration [Line Items]
Common stock par or stated value per share | € / shares								€ 0.01